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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 09/30/2012

Check here if Amendment [ ]; Amendment Number:
                                               --------

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Hugh Johnson Advisors LLC

Address: 80 State Street
         Albany, NY 12207

Form 13F File Number:  28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight

Title: Chief Compliance Officer

Phone: 518-641-6858

Signature, Place, and Date of Signing:

   Dianne McKnight                   Albany NY             11/12/2012
---------------------             ----------------         ----------
    [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-11456

    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     64

Form 13F Information Table Value Total:     204,641
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -

FORM 13F

 30-Sep-12

                                                                           MARKET                             VOTING
QUANTITY     CUSIP               ISSUER               SYMBOL   PRICE        VALUE        CLASS  DISCRETION  AUTHORITY
---------  ---------  ------------------------------  ------  -------  ---------------  ------  ----------  ---------
 54650.35  002824100  Abbott Laboratories             ABT     $ 68.56  $  3,747,000.00   Common  Sole        Partial
    59477  025816109  American Express Co             AXP     $ 56.86  $  3,382,000.00   Common  Sole        Partial
    26537  037411105  Apache Corp                     APA     $ 86.48  $  2,295,000.00   Common  Sole        Partial
    50673  00206r102  AT&T Inc                        T       $ 37.69  $  1,910,000.00   Common  Sole        Partial
    39110  067383109  Bard C R Inc                    BCR     $104.65  $  4,093,000.00   Common  Sole        Partial
 48881.29  071813109  Baxter Intl Inc                 BAX     $ 60.27  $  2,946,000.00   Common  Sole        Partial
    96490  171340102  Church & Dwight Inc             CHD     $ 53.98  $  5,209,000.00   Common  Sole        Partial
    54305  189754104  Coach Inc                       COH     $ 56.02  $  3,042,000.00   Common  Sole        Partial
  53573.9  194162103  Colgate Palmolive Co            CL      $107.22  $  5,744,000.00   Common  Sole        Partial
    42555  20825c104  ConocoPhillips                  COP     $ 57.17  $  2,433,000.00   Common  Sole        Partial
    60637  25490a309  DirecTV                         DTV     $ 52.44  $  3,180,000.00   Common  Sole        Partial
    92206  254687106  Disney Walt Co Disney           DIS     $ 52.29  $  4,821,000.00   Common  Sole        Partial
    37670  g3157s106  Ensco PLC Class A               ESV     $ 54.55  $  2,055,000.00   Common  Sole        Partial
 32862.06  30231g102  Exxon Mobil Corp                XOM     $ 91.44  $  3,005,000.00   Common  Sole        Partial
228086.89  316773100  Fifth Third Bancorp             FITB    $ 15.50  $  3,536,000.00   Common  Sole        Partial
    26652  354613101  Franklin Resources Inc          BEN     $125.06  $  3,333,000.00   Common  Sole        Partial
139446.43  369604103  General Electric Co             GE      $ 22.71  $  3,167,000.00   Common  Sole        Partial
   198635  377341102  Gleacher & Co Inc                       $  0.73  $    145,000.00   Common  Sole        Partial
    39922  413875105  Harris Corp                     HRS     $ 51.22  $  2,045,000.00   Common  Sole        Partial
    72265  418056107  Hasbro Inc                      HAS     $ 38.17  $  2,758,000.00   Common  Sole        Partial
 10524.75  458140100  Intel Corp                      INTC    $ 22.61  $    238,000.00   Common  Sole        Partial
 28916.98  459200101  International Business Machine  IBM     $207.46  $  5,999,000.00   Common  Sole        Partial
     3707  478160104  Johnson & Johnson               JNJ     $ 68.79  $    255,000.00   Common  Sole        Partial
 95850.53  46625h100  JPMorgan Chase & Co             JPM     $ 40.48  $  3,880,000.00   Common  Sole        Partial
   182215  68389x105  Oracle Corp                     ORCL    $ 31.46  $  5,732,000.00   Common  Sole        Partial
  3741.79  742718109  Procter & Gamble Co             PG      $ 69.49  $    260,000.00   Common  Sole        Partial
    42105  790849103  St Jude Med Inc                 STJ     $ 42.13  $  1,774,000.00   Common  Sole        Partial
 127381.2  882508104  Texas Instruments Inc           TXN     $ 27.56  $  3,510,000.00   Common  Sole        Partial
    28355  907818108  Union Pacific Corp              UNP     $118.71  $  3,366,000.00   Common  Sole        Partial
 34963.04  913017109  United Technologies Corp        UTX     $ 78.28  $  2,737,000.00   Common  Sole        Partial
 48184.95  92343v104  Verizon Communications Inc      VZ      $ 45.57  $  2,196,000.00   Common  Sole        Partial

    31910  03524a108  Anheuser-Busch InBev SA NV Sp   BUD     $ 85.90  $  2,741,000.00   Common  Sole        Partial
 14242.49  464287689  iShares Tr Russell 3000         IWV     $ 84.82  $  1,208,000.00   ETF     Sole        Partial
     6922  464287309  iShares Tr S&P 500 Growth       IVW     $ 77.87  $    539,000.00   ETF     Sole        Partial
     5228  464287408  iShares Tr S&P 500 Value        IVE     $ 65.80  $    344,000.00   ETF     Sole        Partial
 69493.37  464287804  iShares Tr S&P Small Cap 600    IJR     $ 77.07  $  5,356,000.00   ETF     Sole        Partial
    35735  81369y209  Select Sector SPDR Healthcare   XLV     $ 40.13  $  1,434,000.00   ETF     Sole        Partial
    29495  81369y407  Select Sector SPDR Tr SBI Cons  XLY     $ 46.79  $  1,380,000.00   ETF     Sole        Partial
    36560  81369y308  Select Sector SPDR Tr SBI Cons  XLP     $ 35.83  $  1,310,000.00   ETF     Sole        Partial
    19420  81369y506  Select Sector SPDR Tr SBI Ener  XLE     $ 73.43  $  1,426,000.00   ETF     Sole        Partial
   118840  81369y605  Select Sector SPDR Tr SBI Fina  XLF     $ 15.59  $  1,853,000.00   ETF     Sole        Partial
    33910  81369y704  Select Sector SPDR Tr SBI Indu  XLI     $ 36.54  $  1,239,000.00   ETF     Sole        Partial
    73300  81369y100  Select Sector SPDR Tr SBI Mate  XLB     $ 36.79  $  2,697,000.00   ETF     Sole        Partial
    92300  81369y803  Select Sector SPDR Tr SBI Tech  XLK     $ 30.82  $  2,845,000.00   ETF     Sole        Partial
   136275  81369y886  Select Sector SPDR Tr SBI Util  XLU     $ 36.39  $  4,959,000.00   ETF     Sole        Partial
 59537.89  78462f103  SPDR S&P 500 Index ETF          SPY     $143.98  $  8,572,000.00   ETF     Sole        Partial
 59836.59  78467y107  SPDR S&P Mid Cap 400 ETF Tr     MDY     $179.92  $ 10,766,000.00   ETF     Sole        Partial
     6735  78464a763  SPDR Series Trust S&P Div ETF   SDY     $ 58.05  $    391,000.00   ETF     Sole        Partial
    51656  922042858  Vanguard Emerg Mkt ETF          VWO     $ 41.72  $  2,155,000.00   ETF     Sole        Partial
 59947.37  922908769  Vanguard Index Funds Stock Mkt  VTI     $ 73.65  $  4,415,000.00   ETF     Sole        Partial
     6698  922042775  Vanguard Intl Equity Index Fun  VEU     $ 43.00  $    288,000.00   ETF     Sole        Partial
     4468  921932885  Vanguard Mid Cap 400 Index      IVOO    $ 66.47  $    297,000.00   ETF     Sole        Partial
    50304  922908413  Vanguard S&P 500 ETF Sh         VOO     $ 65.92  $  3,316,000.00   ETF     Sole        Partial
    83860  921943858  Vanguard Tax-Managed Fund Euro  VEA     $ 32.88  $  2,757,000.00   ETF     Sole        Partial
     6695  921910816  Vanguard World Fund Mega Growt  MGK     $ 56.91  $    381,000.00   ETF     Sole        Partial
     4832  921910840  Vanguard World Fund Mega Value  MGV     $ 42.84  $    207,000.00   ETF     Sole        Partial
150013.36  46429b366  iShares Barclays CMBS           CMBS    $ 51.97  $  7,796,000.00   ETF     Sole        Partial
     2702  464287457  iShares Tr Barclays 1-3 Yr      SHY     $ 84.38  $    228,000.00   ETF     Sole        Partial
 50452.77  464288638  iShares Tr Barclays Interm Cre  CIU     $111.43  $  5,622,000.00   ETF     Sole        Partial
 83380.93  464288612  iShares Tr Barclays Interm Gov  GVI     $113.10  $  9,430,000.00   ETF     Sole        Partial
   162767  464287226  iShares Tr Barclays US Aggreg   AGG     $112.45  $ 18,303,000.00   ETF     Sole        Partial
    70298  921937835  Vanguard Bond Index Fund Inc T  BND     $ 85.15  $  5,986,000.00   ETF     Sole        Partial
    10880  92206c813  Vanguard Long Term Corp Bond    VCLT    $ 92.92  $  1,011,000.00   ETF     Sole        Partial
     6795  92206c870  Vanguard Scottsdale Funds Inte  VCIT    $ 87.71  $    596,000.00   ETF     Sole        Partial
                      Total                                            $204,641,000.00